RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries, incentives and short-term benefits	$ 5,760	$ 4,793
Unit-based compensation expense including fair value adjustments	2,102	4,673
Total compensation paid or payable to key management personnel	$ 7,862	$ 9,466